State Street Corporation

One Lincoln Street

Boston, MA 02111

November 9, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:    Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)
File Nos. 333-10015, 811-07763
Post Effective Amendment No. 124

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the iMGP Global Select Prospectus and the Litman Gregory Funds Trust Statement of Additional Information, each dated April 29, 2022, as revised July 29, 2022 and November 4, 2022, do not differ from those contained in Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on November 4, 2022 (Accession #0001193125-22-277832).

If you have any questions concerning this filing, you may contact me at (617) 662-1504.

Very truly yours,

/s/ Brian F. Link

Brian F. Link

Vice President

cc:	John Coughlan
Robert Oester